Average Annual Total Returns (Income Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	6.15%
Date of Inception	Apr. 30, 2007
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Since Inception	(2.24%)
Date of Inception	Apr. 30, 2007
Combined Index
Average Annual Total Returns
One Year	11.29%
Since Inception	2.40%
Date of Inception	Apr. 30, 2007
Series NAV, Income Trust
Average Annual Total Returns
One Year	12.71%
Since Inception	1.76%
Date of Inception	Apr. 30, 2007